Investments in Joint Ventures and Associates (Tables)	9 Months Ended
Sep. 30, 2021
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates
The investments in joint ventures and associates as of September 30, 2021 and December 31, 2020, were as follows:

	Percentage of investment	September 30, 2021	December 31, 2020
Deer Park Refining Limited	49.99%	P s. 6,457,107	P s. 9,635,176
Sierrita Gas Pipeline LLC	35.00%	1,168,314	1,232,464
Frontera Brownsville, LLC.	50.00%	454,600	479,520
Texas Frontera, LLC.	50.00%	195,588	197,708
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	40.00%	129,070	208,152
CH 4 Energía, S.A. de C.V.	50.00%	160,878	141,339
Other, net	Various	83,504	120,770

		P s. 8,649,061	P s. 12,015,129

Schedule (Loss) profit Sharing in Joint Ventures and Associates
(Loss) profit sharing in joint ventures and associates:

	For the nine-month period ended September 30,
	2021	2020
Deer Park Refining Limited	P s. (3,320,804)	P s. (2,476,491)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	(79,083)	34,071
Sierrita Gas Pipeline, LLC.	100,215	147,668
Frontera Brownsville, LLC.	30,500	40,768
CH 4 Energía, S.A. de C.V.	19,540	11,528
Texas Frontera, LLC.	18,366	29,053
Ductos el Peninsular, S.A.P.I. de C.V.	(18)	(1,141)
Other, net	64,601	—

(Loss) sharing in joint ventures and associates, net	P s. (3,166,683)	P s. (2,214,544)

	For the three -month period ended September 30,
	2021		2020
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	P s.	(43,906)	Ps.	20,265
Ductos el Peninsular, S. A. P. I. de C. V.		(16)		11
Sierrita Gas Pipeline LLC		33,339		71,136
Other, net		24,178		—
CH4 Energía S.A. de C.V.		12,366		7,783
Frontera Brownsville, LLC.		6,385		18,431
Texas Frontera, LLC.		4,904		7,685
Deer Park Refining Limited		4,351		(1,529,231)

Profit (loss) sharing in joint ventures and associates, net	Ps.	41,601	Ps.	(1,403,920)